One Financial Way
Cincinnati, Ohio 45242
(OHIO NATIONAL FINANCIAL LOGO)

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100
January 18, 2011
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)
Ladies and Gentlemen:
Attached hereto is an initial registration statement for two new individual variable annuities to be offered by Ohio National Variable Account A of The Ohio National Life Insurance Company. These products are substantially similar to the existing line of ONcore variable annuities currently offered by the Registrant.
The registrant is requesting selective review of the N-4 registration statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”
In support of its request, the registrant notes that the disclosure in the registration statement is substantially identical to its existing ONcore variable annuities. In addition, the disclosures are largely the same as the existing disclosures that the Commission staff previously reviewed and that are part of currently effective registration statements.
Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to new structure of fee charges for the two new products. For the convenience of the staff, the registrant is providing a courtesy copy of the prospectuses contained in the registration statement marked to show the changes effected thereby against the currently effective ONcore Ultra II (333-156432).
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Senior Associate Counsel